Income Taxes - Reconciliation of Partnership's Total Amount of Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Contingency [Line Items]
Balance of unrecognized tax benefits as at January 1,	$ 6,231	$ 5,929	$ 5,516
Decreases for positions related to prior years	(2,539)	(122)
Increases for positions related to the current year		424	413
Balance of unrecognized tax benefits as at December 31,	$ 3,692	$ 6,231	$ 5,929